Summary Prospectus	December 20, 2013

Invesco Global Real Estate Income Fund

Class: A (ASRAX), B (SARBX), C (ASRCX), Y (ASRYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses	0.28	0.28	0.28	0.28

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.03

Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27	2.02	2.02	1.02

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$672	$933	$1,213	$2,009

Class B	$705	$936	$1,292	$2,165

Class C	$305	$636	$1,092	$2,358

Class Y	$104	$327	$568	$1,259

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$672	$933	$1,213	$2,009

Class B	$205	$636	$1,092	$2,165

Class C	$205	$636	$1,092	$2,358

Class Y	$104	$327	$568	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers principally engaged in the real estate industry and other real-estate related investments. Effective on February 18, 2014, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (REITs), depositary receipts, equity securities

1        Invesco Global Real Estate Income Fund

GREI-SUMPRO-1

(including common and preferred stock and convertible securities) of domestic and foreign issuers, and debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities).

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may invest up to 30% of its net assets in below-investment grade securities (commonly known as “junk bonds”) of real estate and real-estate related issuers.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The portfolio managers evaluate securities based primarily on the relative attractiveness of income with a secondary consideration for the potential for capital appreciation. The qualified investment universe includes global public real estate equity and debt securities. When constructing the portfolio, the portfolio managers first set a strategic equity versus debt asset allocation and then apply a fundamentals-driven investment process. The equity versus debt allocation is determined by assessing the implied market pricing and projected risk adjusted returns of equity and debt investment alternatives. This assessment is conducted while seeking to achieve a level of diversification within asset categories and is influenced by a variety of factors including the macroeconomic environment, capital market sentiment, absolute return expectations, liquidity and distribution of return outcomes. Following the strategic asset allocation decision, the fundamental real estate and securities analysis includes an evaluation of factors such as property market cycle analysis, property evaluation, management and structure review, as well as relative value analysis using earnings data and other fundamental variables to identify securities with characteristics including (i) attractive relative yields; (ii) favorable property market outlook; and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio asset categories, property types and geographic areas, as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude: (1) its relative yield and/or valuation have fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed significantly, or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

2        Invesco Global Real Estate Income Fund

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
Prior to March 12, 2007, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 31, 2002, and had the same investment objective and substantially similar investment policies as the Fund. On March 12, 2007, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2013): 0.94%
Best Quarter (ended September 30, 2009): 24.14%
Worst Quarter (ended December 31, 2008): -26.74%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class A shares[1]: Inception (5/31/2002)
Return Before Taxes	11.55%	4.56%	10.98%
Return After Taxes on Distributions	9.29	2.92	7.47
Return After Taxes on Distributions and Sale of Fund Shares	7.53	2.88	7.92

Class B shares[2]: Inception (3/9/2007)	12.15	4.65	10.61

Class C shares[2]: Inception (3/9/2007)	16.15	4.99	10.61

Class Y shares[3]: Inception (10/3/2008)	18.36	5.91	11.69

MSCI World IndexSM	15.83	-1.18	7.51

Custom Global Real Estate Income Index (reflects no deductions for fees or expenses)[4]	27.73	5.22	11.51

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)[4]	28.65	1.07	12.08

Lipper Global Real Estate Funds Classification Average	28.10	1.15	10.67

1	On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common share performance reflects any applicable fee waivers or expense reimbursements.
2	Class B and Class C shares’ performance shown prior to the inception date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements.
3	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements.

3        Invesco Global Real Estate Income Fund

4	The Fund has elected to use the Custom Global Real Estate Income Index to represent its style specific benchmark rather than the FTSE EPRA/NAREIT Developed Real Estate Index because the Custom Global Real Estate Income Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund

Joe Rodriguez, Jr.	Portfolio Manager (lead)	2007

Mark Blackburn	Portfolio Manager	2007

James Cowen	Portfolio Manager	2012

Paul Curbo	Portfolio Manager	2007

Darin Turner	Portfolio Manager	2009

Ping-Ying Wang	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  GREI-SUMPRO-1

Summary Prospectus	December 20, 2013

Invesco Global Real Estate Income Fund

Class: R5 (ASRIX), R6 (ASRFX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.21	0.13

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.96	0.88

Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	0.87

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$97	$305	$530	$1,177

Class R6	$89	$280	$487	$1,083

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers principally engaged in the real estate industry and other real-estate related investments. Effective on February 18, 2014, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (REITs), depositary receipts, equity securities (including common and preferred stock and convertible securities) of domestic and foreign issuers, and debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities).

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may invest up to 30% of its net assets in below-investment grade securities (commonly known as “junk bonds”) of real estate and real-estate related issuers.

1        Invesco Global Real Estate Income Fund

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The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The portfolio managers evaluate securities based primarily on the relative attractiveness of income with a secondary consideration for the potential for capital appreciation. The qualified investment universe includes global public real estate equity and debt securities. When constructing the portfolio, the portfolio managers first set a strategic equity versus debt asset allocation and then apply a fundamentals-driven investment process. The equity versus debt allocation is determined by assessing the implied market pricing and projected risk adjusted returns of equity and debt investment alternatives. This assessment is conducted while seeking to achieve a level of diversification within asset categories and is influenced by a variety of factors including the macroeconomic environment, capital market sentiment, absolute return expectations, liquidity and distribution of return outcomes. Following the strategic asset allocation decision, the fundamental real estate and securities analysis includes an evaluation of factors such as property market cycle analysis, property evaluation, management and structure review, as well as relative value analysis using earnings data and other fundamental variables to identify securities with characteristics including (i) attractive relative yields; (ii) favorable property market outlook; and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio asset categories, property types and geographic areas, as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude: (1) its relative yield and/or valuation have fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed significantly, or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

2        Invesco Global Real Estate Income Fund

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
Prior to March 12, 2007, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 31, 2002, and had the same investment objective and substantially similar investment policies as the Fund. On March 12, 2007, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class R5 shares year-to-date (ended September 30, 2013): 1.30%
Best Quarter (ended September 30, 2009): 24.34%
Worst Quarter (ended December 31, 2008): -26.58%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (3/9/2007)
Return Before Taxes	18.41%	6.21%	11.85%
Return After Taxes on Distributions	15.89	4.39	8.22
Return After Taxes on Distributions and Sale of Fund Shares	11.99	4.19	8.49

Class R6 shares[1]: Inception (9/24/2012)	18.13	5.78	11.62

MSCI World IndexSM	15.83	-1.18	7.51

Custom Global Real Estate Income Index (reflects no deductions for fees or expenses)[2]	27.73	5.22	11.51

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)[2]	28.65	1.07	12.08

Lipper Global Real Estate Funds Classification Average	28.10	1.15	10.67

1	Class R5 and Class R6 shares’ performance shown prior to the inception date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 31, 2002.
2	The Fund has elected to use the Custom Global Real Estate Income Index to represent its style specific benchmark rather than the FTSE EPRA/NAREIT Developed Real Estate Index because the Custom Global Real Estate Income Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund

Joe Rodriguez, Jr.	Portfolio Manager (lead)	2007

Mark Blackburn	Portfolio Manager	2007

James Cowen	Portfolio Manager	2012

Paul Curbo	Portfolio Manager	2007

Darin Turner	Portfolio Manager	2009

Ping-Ying Wang	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

3        Invesco Global Real Estate Income Fund

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  GREI-SUMPRO-2